Segment Information	12 Months Ended
Nov. 30, 2013
Segment Information
Segment Information

15.                               Segment Information

The Company reports its operations in two product segments—

Enterprise Data Storage Solutions and HDD Capital Equipment.

Description of the Company’s segments:

Enterprise Data Storage Solutions.  Hard disk drive (HDD) based storage subsystems and solutions which are sold to Original Equipment Manufacturers (OEMs).

HDD Capital Equipment.  HDD manufacturing process equipment, which is sold directly to manufacturers of HDDs and their component suppliers.

Segment revenue and profit.

The accounting policies used to derive reportable segment results are generally the same as those described in Note 2, “Summary of Significant Accounting Policies”.

The following tables reflect the results of the Company’s reportable segments under the Company’s management reporting system. These results are not necessarily a depiction that is in conformity with accounting principles generally accepted in the United States and in particular does not include equity compensation expense. The performance of each segment is generally measured based on gross profit before non-cash equity compensation.

	Year Ended November 30,
	2013	2012	2011
Revenues:
Enterprise Data Storage Solutions	$655,184	$974,043	$1,324,547
HDD Capital Equipment	159,134	184,855	123,929
Total Segments	$814,318	$1,158,898	$1,448,476
Gross profit:
Enterprise Data Storage Solutions	$122,212	$155,326	$212,654
HDD Capital Equipment	49,093	41,475	10,242
Total Segments	171,305	196,801	222,896
Non cash equity compensation	(224)	(965)	(824)
Total	$171,081	$195,836	$222,072
Depreciation and amortization:
Enterprise Data Storage Solutions	$10,373	$9,799	$10,326
HDD Capital Equipment	2,925	6,949	8,854
Total Segments	13,298	16,748	19,180
Corporate	4,519	4,342	4,401
Total	$17,817	$21,090	$23,581

Total segments revenue represents total revenues as reported by the Company for all periods presented. Gross profit above represents gross profit as reported by the Company for all periods presented. Income before income taxes as reported by the Company for all periods presented also includes total operating expenses, other income and net interest income. The chief operating decision maker does not review asset information by segment and therefore no asset information is presented.

Geographic Information

	Americas	United Kingdom	Malaysia	Other	Total
Revenues (based on location at which the sale originated):
Year Ended November 30, 2013	$355,340	$133,618	$322,631	$2,729	$814,318
Year Ended November 30, 2012	$533,580	$235,352	$388,780	$1,186	$1,158,898
Year Ended November 30, 2011	$770,249	$248,296	$428,597	$1,334	$1,448,476
Long-lived assets (all non-current assets):
November 30, 2013	$8,475	$27,706	$15,554	$4,134	$55,869
November 30, 2012	$8,703	$28,891	$16,659	$916	$55,169
November 30, 2011	$8,967	$33,695	$19,618	$1,063	$63,343